Disclosure of Transactions Between Related Parties (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Management fee income	$ 5	$ 5		$ 6
Total management fees charged by related parties	27	20		26
Less: amounts capitalized as “Construction-in-progress”	0	0		(1)
Net management fees charged by related parties	27	20		25
Management fees charged by third parties	23	22		21
Management fee expense	50	42	[1]	46	[1]
Corporate expense [Member]
Disclosure of transactions between related parties [line items]
Net management fees charged by related parties	6	6		6
Pre-opening expense [Member]
Disclosure of transactions between related parties [line items]
Net management fees charged by related parties	0	1		4
Other operating and administrative departments [Member]
Disclosure of transactions between related parties [line items]
Net management fees charged by related parties	21	13		15
LVS
Disclosure of transactions between related parties [line items]
Management fee income	1	1		1
Total management fees charged by related parties	20	14		16
Intermediate holding companies
Disclosure of transactions between related parties [line items]
Management fee income	0	1		2
Fellow subsidiaries
Disclosure of transactions between related parties [line items]
Management fee income	4	3		3
Total management fees charged by related parties	$ 7	$ 6		$ 10

[1]	Note: The prior year presentation has been adjusted for the adoption of IFRS 15, Revenue from Contracts with Customers, and conformed to the current year presentation.